                               CN LOAN FUND, INC.

                               Semi-Annual Report

                                  JUNE 30, 2001

                                   ----------

                                Table of Contents

                                                                        PAGE
Statement of Assets and Liabilities...................................... 2

Statement of Operations.................................................. 2

Statement of Change in Net Assets........................................ 3

Statement of Cash Flows.................................................. 3

Financial Highlights..................................................... 4

Notes to Financial Statements............................................ 5

Portfolio of Investments................................................. 8

                               CN LOAN FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                               AS OF JUNE 30, 2001

ASSETS:
Investments in securities and loans at value
(Cost $1,970,684,023)                                                            $      2,008,150,085
Cash                                                                                       19,690,770
Receivables:
Interest receivable                                                                        15,061,199
    Principal paydowns receivable from servicer                                            25,697,563
    Prepaid expenses                                                                            9,164
                                                                                     -----------------

TOTAL ASSETS                                                                            2,068,608,781

LIABILITIES:
Accounts payable - CNB                                                                        391,334
Due to brokers                                                                             45,637,977
Accounts payable and accrued expenses                                                          51,801
                                                                                     -----------------

  TOTAL LIABILITIES                                                                        46,081,112
                                                                                     -----------------

NET ASSETS                                                                       $      2,022,527,669
                                                                                     =================

Net Assets Consist of:
    Par value ($0.01 a share, 21,200,000 shares authorized;
    20,546,496 shares outstanding)                                               $            205,465
    Additional paid in capital                                                          2,054,444,261
    Dividends in excess of net investment income                                          (69,588,119)
    Unrealized appreciation of investments                                                 37,466,062
                                                                                     -----------------

NET ASSETS                                                                       $      2,022,527,669
                                                                                     =================

Net asset value per share                                                        $              98.44

                                       STATEMENT OF OPERATIONS
                               FOR THE SIX MONTHS ENDED JUNE 30, 2001

INVESTMENT INCOME:
Interest income                                                                  $         72,925,649
EXPENSES:
    Loan servicing                                                                            152,862
    Professional expense                                                                       21,500
    Fund accounting                                                                            60,000
    Custody fee                                                                                66,750
    Directors fee                                                                               9,000
    Insurance                                                                                   4,998
    Miscellaneous expense                                                                         440
    Legal fees                                                                                 32,944
                                                                                     -----------------
TOTAL EXPENSES                                                                                348,494
                                                                                     -----------------

NET INVESTMENT INCOME                                                                      72,577,155
                                                                                     -----------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS:

Net realized gain on investments                                                              974,128
Unrealized appreciation of investments                                                      2,541,277
                                                                                     -----------------
NET GAIN ON INVESTMENTS                                                                     3,515,405
                                                                                     -----------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $         76,092,560
                                                                                     =================

            See Accompanying Notes to Unaudited Financial Statements.

                               CN LOAN FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2001

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                                                               $          72,577,155
Net realized gain on investment                                                                   974,128
Change in unrealized appreciation on investments                                                2,541,277
                                                                                      --------------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                               76,092,560

DISTRIBUTIONS TO SHAREHOLDER:
Distributions from net investment income                                                      (72,577,155)
Distributions from realized gain/(loss) on investments                                          (974,128)
Tax return of capital                                                                         (70,274,189)
                                                                                      --------------------
NET DECREASE FROM DISTRIBUTIONS TO SHAREHOLDER                                               (143,825,472)
                                                                                      --------------------

Total decrease in net assets                                                                  (67,732,912)

Net assets, beginning of period                                                             2,090,260,581
                                                                                      --------------------
Net assets, end of period                                                           $       2,022,527,669
                                                                                      ====================

                             STATEMENT OF CASH FLOWS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2001

CASH FROM OPERATING ACTIVITIES:
Interest income received                                                            $          75,885,674
Expenses paid                                                                                    (173,271)
Decrease in prepaid expenses                                                                        4,998
Purchases of investments                                                                   (1,030,722,674)
Maturities of investments                                                                     653,200,000
Sale of investments                                                                           205,846,226
Principal payments received                                                                   258,878,890
                                                                                      --------------------
  NET CASH PROVIDED BY OPERATING ACTIVITIES                                                   162,919,843

CASH FROM FINANCING ACTIVITIES:
Dividends paid                                                                               (143,825,472)
                                                                                      --------------------
  NET CASH PROVIDED BY FINANCING ACTIVITIES                                                  (143,825,472)
                                                                                      --------------------

NET INCREASE IN CASH                                                                           19,094,371

Beginning cash                                                                                    596,399
                                                                                      --------------------
ENDING CASH                                                                         $          19,690,770
                                                                                      ====================

RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES:


Net increase in net assets resulting from operations                                $          76,092,560
                                                                                      --------------------
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
  Decrease in investments                                                                      66,107,932
  Decrease in interest and principal receivable                                                20,587,105
  Decrease in prepaid expense                                                                       4,998
  Increase in accounts payable                                                                    127,248
                                                                                      --------------------
    TOTAL ADJUSTMENTS                                                                          86,827,283
                                                                                      --------------------

NET CASH PROVIDED BY OPERATING ACTIVITIES                                           $         162,919,843
                                                                                      ====================

            See Accompanying Notes to Unaudited Financial Statements.

                               CN LOAN FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2001
Net asset value, beginning of period                                            $ 101.73

Net investment income                                                               3.54
Net realized and unrealized gain on investments                                     0.17
                                                                                   ------
Increase in net asset value from operations                                         3.71
                                                                                   ------
Distributions from net investment income                                           (3.53)
Distributions from net realized gain                                               (0.05)
Tax return of capital                                                              (3.42)
                                                                                   ------
Net asset value, end of period                                                   $ 98.44
                                                                                 ========

Total return                                                                        3.70%

Net assets, end of period                                                $  2,022,527,669

Ratios to average net assets**

Expenses*                                                                           0.04%
Net investment income*                                                              7.32%
Portfolio turnover rate                                                            10.67%

Shares outstanding, end of period                                              20,546,496

*    Annualized
** Average net assets is calculated as the weighted average of the amount of net asset balances at each of the following dates:
     01/31/2001, 2/28/2001, 3/31/2001, 4/30/2001, 5/31/2001, and
     6/30/2001.


            See Accompanying Notes to Unaudited Financial Statements.

                               CN LOAN FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

CN Loan Fund, Inc. (the "Fund") is a wholly owned subsidiary of City National Bank (CNB), which is a wholly owned subsidiary of City National Corporation.

The Fund is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a non-diversified, closed-end, investment management company. The Fund invests in agency securities, commercial real estate mortgages, construction loans, grantor trusts holding commercial real estate mortgages and single family residential first trust deeds as well as loans which are exempt from registration under the Securities Act of 1933, but contain certain restrictions on resale and cannot be sold publicly. The Fund has no rights with regards to demanding registration of any restricted securities held. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the Prime Rate of a U.S. bank specified in the credit agreement or the London Inter-Bank Offered Rate ("LIBOR"). The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. LOAN AND OTHER SECURITY VALUATION. The Fund will use market quotes to value its loan holdings when the Fund believes that multiple and reliable market quotes are available and reflect current value. Loans that cannot be valued based on market quotes, are valued using the Fund's valuation procedures, which ascertain the current value of a loan based on fundamental analysis. In valuing a loan, the Manager will consider, among other factors, the creditworthiness of the borrower and the current interest rates, period until next interest rate reset and maturity date of the loan.

      For securities, the Manager may consider prices or quotations, if any, provided by banks, dealers or pricing services which may represent the prices at which secondary market transactions in the securities held by the Fund have or could have occurred. Debt securities traded in the over-the-counter market are valued based on broker quotations. Securities other than loans and securities for which reliable quotations are not readily available will be valued at their respective fair values as determined in good faith by, or under procedures established by, the Board of Directors of the Fund. Investments in securities maturing in less than 60 days are valued at amortized cost, which, when combined with accrued interest, approximates market value.

      At June 30, 2001, the Fund held loans and grantor trusts holding title to loans valued at $1,076,022,000 representing 53.58% of its total investments. The market value of these securities can only be established by negotiation between parties in a sales transaction. Due to the uncertainty inherent in the valuation process, the fair values as determined may materially differ from the market values that would have been used had a ready market for these securities existed.

B. FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to registered investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C. SECURITY TRANSACTIONS AND REVENUE RECOGNITION. Security transactions are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income on investment is accrued daily. Premiums and discounts are amortized utilizing the interest method. Loans funded or purchased are reported net of origination fees received. The non-refundable origination fees are amortized using the effective yield over the term of the loan. No such fees are recognized on loans that have been placed on non-accrual status. Interest income is recorded on an accrual basis at the then current loan rate utilizing the interest method. The accrual of interest on loans is discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. Upon such discontinuance, all unpaid accrued interest is reversed. Cash collections on nonaccrual loans are generally applied as a reduction to the recorded investment of the loan. Loans are returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance.

D. DISTRIBUTION POLICIES. The Fund intends to distribute substantially all of its taxable income to its shareholders on an annual basis.

E. USE OF ESTIMATES. Management of the Fund has made certain estimates and assumptions relating to the reporting of assets, liabilities, revenues, expenses and contingencies to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

NOTE 2 -- INVESTMENTS

For the six months ended June 30, 2001, the cost of purchases and the proceeds from principal repayments and sale of investments in U.S. government securities totaled $496,493,927 and $458,576,351. U.S. government agency securities purchased but not settled totaled $45,637,977. The cost of purchases and the proceeds for all other investments excluding short-term securities and U.S. government securities totaled $534,228,747 and $659,348,765, respectively

NOTE 3 -- SIGNIFICANT TRANSACTIONS

On April 12, 2000, CNB purchased 10,569,105 shares of the Fund in exchange for cash of $5,000,000, securities and loans with a fair value of $1,046,557,758, and interest receivable of $5,352,742. On April 12, 2000, simultaneous with the prior transaction, CNB's wholly owned affiliate, CN Special Holdings LLC purchased 9,977,391 shares of the Fund in exchange for its 100% ownership in four grantor trusts holding title to pools of loans with a fair value of $997,739,100. On April 21, 2000 CN Special Holdings distributed all of its shares in the Fund to CNB.

NOTE 4 -- DIVIDENDS

The Fund paid the following dividends.

     Per Share Amount                Declaration Date           Record Date             Payable Date
     ----------------                ----------------           -----------             ------------
             $7.00                    1/16/2001                  1/15/2001                1/17/2001

NOTE 5 -- AFFILIATED TRANSACTIONS

The Fund is managed by Heng Chen, an employee of the Fund and CNB. There is no fee charged for the management of the Fund.

The Fund has entered into a Fund Accounting Agreement with CNB whereby CNB will maintain books and records and perform accounting services for the Fund. The fee charged by CNB under this agreement is $10,000 per month.

The Fund has entered into a loan servicing agreement with CNB. The Fund agreed to pay CNB a fee of 0.01% a month on the monthly outstanding principal balance of the loans and the grantor trusts.

The Fund has entered into a custodian contract with CNB for asset custodial services. The Fund agreed to pay CNB a fee of 0.03% per year for the first $25,000,000 of securities and 0.015% per year for securities held in excess of $25,000,000.

Since the initial contribution of assets to the Fund, there have been no additional purchases or sales of securities between the Fund and CNB.

As of June 30, 2001 there was a cash balance of $19,690,770 held by CNB and accounts payable of $391,334 due to CNB.

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act, the Fund may from time to time purchase shares of common stock of the Fund in the open market, in privately negotiated transactions.

NOTE 6 -- REGULATORY DEVELOPMENTS

In August 2000, the staff of the United States Securities and Exchange Commission (the "Commission") completed an examination of the Fund. Subsequent to the examination, the Commission staff sent a letter to the Fund indicating that the Fund should not be eligible to be registered as an investment company due to the failure to meet certain statutory requirements of the 1940 Act, and requested that the Fund voluntarily de-register. In its response to the Commission staff, the Fund stated that it disagrees with certain factual statements and conclusions of law contained in the staff's findings and set forth the basis for its belief based on advice of counsel, which was included, that the Fund was formed in compliance with regulatory requirements.

In December, the Fund received another letter from the Commission staff similar to the initial letter. The Fund responded January 10, 2001 and reiterated the basis for its beliefs. In addition, management of the Fund has requested an opportunity to meet with the staff of the Commission to further discuss the issues that have been raised. The impact of the outcome of the above regulatory developments has not been reflected in the accompanying financial statements.

The Fund is in active communication with the Commission staff in an attempt to resolve all pending issues raised by the Commission, but the result of these discussions and the impact of the resolution of these matters on the Fund's structure, administration, and operation cannot be determined at this time.

                                                  SCHEDULE OF INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------
                                                                                    PRINCIPAL
                                                                                     AMOUNT           VALUE
INDUSTRY/BORROWER                               TYPE/YIELD       MATURITY            (000'S)         (000'S)
---------------------------------------------------------------------------------------------------------------------------
LOANS (10.66%)
CHEMICALS AND ALLIED PRODUCTS (0.20%)
     EXPRESS SCRIPTS INC.                      TERM               03/31/05              3,974          3,945
                                                                                        -----          -----
     TOTAL CHEMICALS AND ALLIED PRODUCTS                                                3,974          3,945

COMMUNICATIONS (1.06%)
     FISHER COMPANIES, INC                      TERM              06/30/07              3,526          3,491
     UMDA CABLE SYSTEMS, INC.               REVOLVER              04/30/07             11,842         11,724
     ELEMENT K PRESS, LLC                   REVOLVER              03/31/06              6,279          6,216
                                                                                      -------        -------
     TOTAL COMMUNICATIONS                                                              21,647         21,431

EATING AND DRINKING PLACES (0.13%)
     DOMINO'S PIZZA INC.                        TERM              12/21/04              2,695          2,668
                                                                                        -----          -----
     TOTAL EATING AND DRINKING PLACES                                                   2,695          2,668

HEALTH SERVICES (0.07%)
     CHARLES RIVER LABORATORY                   TERM              09/25/05              1,393          1,375
                                                                                        -----          -----
     TOTAL HEALTH SERVICES                                                              1,393          1,375

HOLDING AND OTHER INVESTMENT OFFICES (0.32%)
     NATIONAL GOLF OPERATING PARTNERSHIP L.P.
                                            REVOLVER              03/29/02              6,550          6,452
                                                                                        -----          -----
     TOTAL HOLDING AND OTHER INVESTMENT OFFICES                                         6,550          6,452

INDUSTRIAL MACHINERY AND EQUIPMENT (0.27%)
     ANTHONY CRANE RENTAL, LP               REVOLVER              07/22/04              6,577          5,459
                                                                                        -----          -----
     TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT                                           6,577          5,459

PRINTING AND PUBLISHING (0.36%)
     CANON/ABBY/CHEMICAL WEEK               REVOLVER              10/29/06                448            445
     CANON/ABBY/CHEMICAL WEEK                   TERM              10/29/06              6,840          6,789
                                                                                        -----          -----
     TOTAL PRINTING AND PUBLISHING                                                      7,288          7,234

REAL ESTATE (8.19%)
     5430 GLENDALE, LLC                              8.230%       11/01/06             12,739         13,334
     664 COMPANY                                     6.750%       10/01/08              3,345          3,262
     A J WEST RANCH LLC                              7.750%       01/01/02              1,257          1,257
     AHS TRINITY INC                                 7.250%       07/01/02              5,009          5,009
     AHWATUKEE HILLS BUILDERS                        9.000%       01/01/02                192            192
     AIRPORT DISTRIBUTION PARTNERSHIP                7.063%       06/01/01              7,127          7,127
     AVCH PARTNERSHIP                                6.750%       11/01/04             10,000         10,000
     BEAUMONT STORAGE PARTNER                        8.930%       01/01/03              2,273          2,348
     BIXBY RANCH CO                                  6.724%       04/01/03             25,078         25,078
     CLAIRMONT PROPERTIES LLC                        8.250%       07/01/09              3,456          3,649
     CORONA VILLAGE LLC                              7.750%       06/01/01              5,459          5,459
     FOX HILLS CANTERBURY CO                         7.680%       08/01/11              7,042          7,302
     HELGA 1999, LLC                                 7.750%       08/01/01                299            299
     IMPERIAL MARKET INVESTOR                        8.500%       12/01/03              3,204          3,322
     IRVINE OFFICE VENTURE                           6.562%       07/01/01              3,381          3,381
     MAIN STREET PLAZA INC                           7.370%       01/01/08              5,754          5,804
     MALIBU CROSS CREEK                              8.000%       12/28/08              7,097          7,097
     MARINA COVE LTD                                 7.500%       05/01/14              6,740          6,747
     MASON WAY PARTNERS                              7.000%       10/01/01              1,792          1,792
     MEADOWS SOUTH CO., 11                           7.680%       08/01/11              1,850          1,918
     METROPOLITAN INVESTMENTS                        7.750%       04/01/03              2,850          2,850
     MISSION GROVE PLAZA LP                          7.750%       04/01/04              4,090          4,177
     ORANGE VILLA SHOPPING                           6.625%       03/01/03             10,440         10,440


                                       8

     SANTA ANA INVESTMENTS                           7.870%       06/01/04              5,884          6,032
     SEPULVEDA GROUP, LLC                            8.085%       01/01/08              6,574          6,801
     SHOWPROP DOWNEY, LLC                            6.500%       06/01/14              4,504          4,504
     SLAUSON DISTRIBUTION CTR                        6.378%       02/01/03             12,615         12,615
     WFB INVESTMNT                                   8.050%       01/01/08              3,921          3,921
                                                                                      -------        -------
     TOTAL REAL ESTATE                                                                163,972        165,717

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS (0.06%)
     FORMICA CORPORATION                    REVOLVER              05/01/04                286            246
     FORMICA CORPORATION                       TERM               05/01/04              1,097            943
                                                                                        -----          -----
     TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS                                   1,383          1,189

TOTAL LOANS (COST $212,401)                                                           215,479        215,470

---------------------------------------------------------------------------------------------------------------------------
GRANTOR TRUSTS (42.54%)
CITY NATIONAL TRUST 2000-1 COMPRISED OF
         212 COMMERCIAL REAL ESTATE LOANS WITH
         AVERAGE WEIGHTED INTEREST RATE OF 7.93%
         AND AVERAGE MATURITY IN AUGUST, 2009                                        193,314           193,314

CITY NATIONAL TRUST 2000-2 COMPRISED OF
         238 COMMERCIAL REAL ESTATE LOANS WITH
         AVERAGE WEIGHTED INTEREST RATE OF 8.03%
         AND AVERAGE MATURITY IN FEBRUARY, 2010                                      334,581           343,366

CITY NATIONAL TRUST 2000-3 COMPRISED OF
         503 SINGLE FAMILY FIRST TRUST DEED LOANS
         WITH AVERAGE WEIGHTED INTEREST RATE OF
         7.265% AND AVERAGE MATURITY IN AUGUST, 2027                                 277,521           278,072

CITY NATIONAL TRUST 2000-4 COMPRISED OF
         51 SINGLE FAMILY FIRST TRUST DEED LOANS
         WITH AVERAGE WEIGHTED INTEREST RATE OF
         7.55% AND AVERAGE MATURITY IN MAY, 2025                                      45,475            45,800
                                                                                     -------           -------

TOTAL GRANTOR TRUSTS (COST $836,987)                                                 850,891           860,552
                                                                                     -------           -------

TOTAL LOANS AND GRANTOR TRUSTS (COST $1,049,388)                                   1,066,370         1,076,022
                                                                                   ---------         ---------

                                                  SCHEDULE OF INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------
                                                                             PRINCIPAL
INDUSTRY/BORROWER                                                              AMOUNT                 VALUE
       YIELD/MATURITY                                                         (000'S)                (000'S)
---------------------------------------------------------------------------------------------------------------------------
DEBT OBLIGATIONS (46.09%)

AGENCY DEBT OBLIGATION
    FNMA CALLABLE NOTES
         7.300%,  05/14/2003 MATURITY                                          5,400                   5,574
         5.800%,  07/25/2003 MATURITY                                         10,000                  10,056
         6.030%,  07/19/2005 MATURITY                                         18,650                  18,633
         5.750%,  02/21/2006 MATURITY                                         10,000                   9,991
         7.010%,  03/21/2006 MATURITY                                          8,140                   8,389
         6.090%,  03/27/2006 MATURITY                                         10,000                   9,981
         6.500%,  11/27/2007 MATURITY                                         10,000                   9,997
         6.125%,  03/28/2011 MATURITY                                         20,000                  19,488
TOTAL
                                                                             -------                 -------
    FNMA CALLABLE NOTES                                                       92,190                  92,109

    FHLB CALLABLE NOTES
         7.280%,  08/23/2004 MATURITY                                         25,000                  25,117
                                                                             -------                 -------
         TOTAL FHLB CALLABLE NOTES                                            25,000                  25,117

    FNMA MED TERM NOTE
         6.600%,  07/16/2007 MATURITY                                         11,000                  11,348
         6.400%,  12/26/2007 MATURITY                                          5,000                   5,038
         6.190%,  07/07/2008 MATURITY                                          5,200                   5,215
         6.140%,  08/18/2008 MATURITY                                          7,000                   6,998
                                                                              ------                  ------
         TOTAL FNMA MED TERM NOTE                                             28,200                  28,599

    FREDDIE MAC CALLABLE NOTES
         6.000%,  02/21/2006 MATURITY                                         20,000                  20,194
         6.450%,  04/29/2009 MATURITY                                         10,000                   9,928
                                                                             -------                  ------
         TOTAL FREDDIE MAC CALLABLE NOTES                                     30,000                  30,122

    GNMA MORTGAGE BACKED SECURITIES
         7.000%,  06/15/2027 MATURITY                                          4,384                   4,433
         8.000%,  10/15/2027 MATURITY                                          1,462                   1,520
         7.000%,  11/15/2027 MATURITY                                          1,258                   1,272
         7.500%,  11/15/2027 MATURITY                                            770                     793
         8.000%,  11/15/2027 MATURITY                                          1,754                   1,823
         7.500%,  11/20/2027 MATURITY                                          1,292                   1,325
         7.000%,  02/15/2028 MATURITY                                          1,831                   1,850
         6.500%,  06/15/2028 MATURITY                                          1,905                   1,888
         7.000%,  06/15/2028 MATURITY                                          2,237                   2,260
         6.500%,  08/20/2028 MATURITY                                         19,340                  19,079
         7.000%,  08/20/2028 MATURITY                                         16,354                  16,484
         6.500%,  11/20/2028 MATURITY                                         23,322                  23,008
         7.000%,  04/15/2029 MATURITY                                          2,729                   2,755
         6.000%,  04/20/2029 MATURITY                                          2,584                   2,489
                                                                              ------                  ------
         TOTAL GNMA MORTGAGE BACKED SECURITIES                                81,222                  80,979

    FNMA MORTGAGE BACKED SECURITIES
         6.500%,  05/01/2013 MATURITY                                          1,063                   1,072
         6.500%,  04/01/2016 MATURITY                                         14,566                  14,609
         6.500%,  04/01/2016 MATURITY                                         19,371                  19,428
         6.500%,  06/01/2016 MATURITY                                         15,789                  15,908
         6.500%,  05/14/2021 MATURITY                                         14,940                  14,814
         6.500%,  07/01/2021 MATURITY                                         15,000                  14,873
         6.500%,  08/01/2021 MATURITY                                         15,000                  14,909
         7.000%,  02/01/2028 MATURITY                                            969                     976


                                       10

         6.000%,  06/25/2025 MATURITY                                         15,000                  14,822
         6.000%,  01/01/2029 MATURITY                                          4,823                   4,660
         7.000%,  01/01/2030 MATURITY                                          2,475                   2,490
         6.500%,  02/01/2031 MATURITY                                          8,721                   8,593
         6.500%,  02/01/2031 MATURITY                                         14,814                  14,596
         7.000%,  03/01/2031 MATURITY                                         14,235                  14,307
         6.500%,  05/01/2031 MATURITY                                          3,042                   2,995
         6.500%,  05/01/2031 MATURITY                                         26,925                  26,512
                                                                             -------                 -------
         TOTAL FNMA MORTGAGE BACKED SECURITIES                               186,733                 185,564

    FHLMC MORTGAGE BACKED SECURITIES
         6.000%,  03/01/2016 MATURITY                                         17,701                  17,453
         6.500%,  05/01/2016 MATURITY                                         19,925                  20,009
         6.500%,  06/01/2016 MATURITY                                         25,000                  25,105
         6.500%,  11/01/2018 MATURITY                                         20,133                  20,041
         7.000%,  12/01/2020 MATURITY                                         22,224                  22,454
         6.500%,  05/01/2029 MATURITY                                          2,007                   1,983
                                                                             -------                 -------
         TOTAL FHLMC MORTGAGE BACKED SECURITIES                              106,990                 107,045

    FHLMC REMIC CMO
         6.000%,  11/15/2024 MATURITY                                          8,075                   8,053
         6.500%,  04/15/2025 MATURITY                                         21,355                  21,514
         6.250%,  12/15/2026 MATURITY                                          7,812                   7,780
         6.000%,  07/15/2027 MATURITY                                         24,522                  24,415
         6.000%,  10/15/2028 MATURITY                                         10,803                  10,715
         6.000%,  11/15/2028 MATURITY                                         19,280                  19,147
         7.000%,  12/15/2028 MATURITY                                         14,064                  14,252
         6.000%,  01/15/2029 MATURITY                                         12,772                  12,362
         6.500%,  01/15/2029 MATURITY                                         18,722                  18,192
         6.500%,  03/15/2029 MATURITY                                         19,035                  18,949
                                                                             -------                 -------
         TOTAL FHLMC REMIC CMO                                               156,440                 155,379

    FNMA REMIC CMO
         7.000%,  02/25/2020 MATURITY                                          5,386                   5,449
         6.500%,  01/25/2021 MATURITY                                          7,533                   7,551
         7.000%,  02/18/2027 MATURITY                                          9,218                   9,356
         7.000%,  11/18/2027 MATURITY                                         15,608                  16,118
                                                                             -------                 -------
      TOTAL FNMA REMIC CMO                                                    37,745                  38,474

    FREDDIC MAC REMIC CMO
         6.950%,  07/15/2021 MATURITY                                         17,652                  17,780
         6.000%,  04/15/2026 MATURITY                                         19,367                  19,288
                                                                             -------                 -------
      TOTAL FREDDIE REMIC CMO                                                 37,019                  37,068

    GNMA CMO
         7.050%,  11/20/2022 MATURITY                                         19,511                  19,818
         7.500%,  09/16/2027 MATURITY                                          5,815                   5,963
                                                                             -------                 -------
      TOTAL GNMA CMO                                                          25,326                  25,781
                                                                             -------                 -------

         TOTAL AGENCY DEBT OBLIGATIONS                                       806,865                 806,237

TRUST PREFERRED SECURITIES
    WACHOVIA CAPITAL SECURITY
         7.640%,  01/15/2027 MATURITY                                          5,000                   4,778

    FIRST AMERICAN CAPITAL SECURITY
         8.120%,  01/31/2027 MATURITY                                          6,500                   6,375


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

    SUN TRUST CAPITAL SECURITY
         7.900%,  06/15/2027 MATURITY                                          2,500                   2,528
                                                                              ------                  ------

TOTAL TRUST PREFERRED                                                         14,000                  13,681

NON-AGENCY MORTGAGE BACKED SECURITIES
    COUNTRYWIDE HOME LOANS SECURITY
         6.500%,  04/25/2016 MATURITY                                         16,063                  16,161
         6.500%,  05/25/2016 MATURITY                                         24,796                  24,985
         7.250%,  01/25/2031 MATURITY                                         12,769                  13,032

    FIRST HORIZON ASSET SECURITIES INC
         6.750%,  06/25/2031                                                  19,871                  19,933

    WASHINGTON MUTUAL SECURITY
         7.000%,  02/25/2031 MATURITY                                         23,122                  23,097

    WELLS FARGO MORTGAGE BACKED SECURITY
         7.000%,  02/25/2031 MATURITY                                         14,778                  15,002
                                                                            --------                --------

TOTAL NON-AGENCY MORTGAGE BACKED SECURITIES                                  111,399                 112,210
                                                                            --------                --------

TOTAL DEBT OBLIGATIONS
    (COST $921,296)                                                       $  932,264                 932,128

---------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (COST $1,970,684) (99.29%)                                                       2,008,150
OTHER ASSETS AND LIABILITIES, NET (0.71%)                                                             14,378
                                                                                              --------------
NET ASSETS (100.0%)                                                                          $     2,022,528
                                                                                              ==============
TAX COST OF SECURITIES                                                                       $     1,997,016
                                                                                              ==============
Gross appreciation on securities                                                                    $ 19,596
Gross depreciation on securities                                                                      10,124
                                                                                                     -------
NET APPRECIATION ON SECURITIES                                                                       $ 9,472
                                                                                                     =======

            See Accompanying Notes to Unaudited Financial Statements.


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